N-4	May 30, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	May 30, 2025
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class, the value in the Current Expenses cell is deleted and replaced with the following: 0.72%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the First Eagle Variable Funds - Overseas Variable Fund, the value in the Current Expenses cell is deleted and replaced with the following: 1.21%
Nationwide Advisory Retirement Income Annuity | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Current Expenses [Percent]	0.72%
Nationwide Advisory Retirement Income Annuity | FirstEagleVariableFundsOverseasVariableFundMember
Prospectus:
Current Expenses [Percent]	1.21%
Nationwide Advisory Retirement Income Annuity - New York
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class, the value in the Current Expenses cell is deleted and replaced with the following: 0.72%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the First Eagle Variable Funds - Overseas Variable Fund, the value in the Current Expenses cell is deleted and replaced with the following: 1.21%
Nationwide Advisory Retirement Income Annuity - New York | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Current Expenses [Percent]	0.72%
Nationwide Advisory Retirement Income Annuity - New York | FirstEagleVariableFundsOverseasVariableFundMember
Prospectus:
Current Expenses [Percent]	1.21%